Intangible assets (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	₽ 11,316	₽ 10,846
Ending balance	10,813	11,316
Gross amount of fully amortized intangible assets	787	450
Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	15,290	13,790
Additions	198	447
Additions from business combinations		1,248
Disposals	(687)	(195)
Ending balance	14,801	15,290
Accumulated depreciation, amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	(3,974)	(2,944)
Amortization charge (including discontinued operations)	(567)	(672)
Impairment (Note 11)	(111)	(441)
Disposals	664	83
Ending balance	(3,988)	(3,974)
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	7,062	6,378
Ending balance	7,084	7,062
Goodwill | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	7,155	6,378
Additions	22
Additions from business combinations		777
Disposals	(93)
Ending balance	7,084	7,155
Goodwill | Accumulated depreciation, amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	(93)
Impairment (Note 11)		(93)
Disposals	93
Ending balance		(93)
Customer relationships
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	3,098	3,307
Ending balance	2,798	3,098
Customer relationships | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	5,573	5,414
Additions from business combinations		159
Disposals	(88)
Ending balance	5,485	5,573
Customer relationships | Accumulated depreciation, amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	(2,475)	(2,107)
Amortization charge (including discontinued operations)	(300)	(301)
Impairment (Note 11)		(67)
Disposals	88
Ending balance	(2,687)	(2,475)
Licenses
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	183	183
Ending balance	183	183
Licenses | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	183	183
Ending balance	183	183
Computer software
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	707	694
Ending balance	625	707
Computer software | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	1,750	1,354
Additions	120	236
Additions from business combinations		280
Transfer between groups	95	36
Disposals	(414)	(156)
Ending balance	1,551	1,750
Computer software | Accumulated depreciation, amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	(1,043)	(660)
Amortization charge (including discontinued operations)	(216)	(317)
Impairment (Note 11)	(61)	(148)
Disposals	394	82
Ending balance	(926)	(1,043)
Trademarks
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	61	188
Ending balance	31	61
Trademarks | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	387	355
Additions from business combinations		32
Ending balance	387	387
Trademarks | Accumulated depreciation, amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	(326)	(167)
Amortization charge (including discontinued operations)	(30)	(44)
Impairment (Note 11)		(115)
Ending balance	(356)	(326)
Advances for intangibles, CIP and others
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	205	96
Ending balance	92	205
Advances for intangibles, CIP and others | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	242	106
Additions	56	211
Transfer between groups	(95)	(36)
Disposals	(92)	(39)
Ending balance	111	242
Advances for intangibles, CIP and others | Accumulated depreciation, amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	(37)	(10)
Amortization charge (including discontinued operations)	(21)	(10)
Impairment (Note 11)	(50)	(18)
Disposals	89	1
Ending balance	₽ (19)	₽ (37)